Pushdown Accounting - Net assets and liabilities (Details) - Tradeweb Markets LLC - Refinitiv $ in Thousands	Oct. 01, 2018 USD ($)
Net assets and liabilities of the Company at October 1, 2018:
Cash and cash equivalents	$ 350,183
Restricted cash	1,200
Receivable from brokers and dealers and clearing organizations	4,642
Deposits with clearing organizations	9,200
Accounts receivable	95,959
Software development costs	168,500
Receivables from affiliates	3,350
Other assets	20,404
Total assets	2,091,439
Accrued compensation	82,201
Deferred revenue	28,280
Accounts payable, accrued expenses and other liabilities	39,291
Leasehold interests	3,020
Employee equity compensation payable	33,914
Payable to affiliates	5,856
Deferred tax liability	18,674
Total liabilities	211,236
Fair value of net assets and liabilities of the Company	1,880,203
Tradenames
Net assets and liabilities of the Company at October 1, 2018:
Intangible assets	154,300
Content and data
Net assets and liabilities of the Company at October 1, 2018:
Intangible assets	154,400
Licenses
Net assets and liabilities of the Company at October 1, 2018:
Intangible assets	168,800
Customer relationships
Net assets and liabilities of the Company at October 1, 2018:
Intangible assets	928,200
Computer hardware
Net assets and liabilities of the Company at October 1, 2018:
Furniture, equipment, purchased software and leasehold improvements	15,787
Leasehold improvements
Net assets and liabilities of the Company at October 1, 2018:
Furniture, equipment, purchased software and leasehold improvements	11,460
Purchased software
Net assets and liabilities of the Company at October 1, 2018:
Furniture, equipment, purchased software and leasehold improvements	2,866
Furniture
Net assets and liabilities of the Company at October 1, 2018:
Furniture, equipment, purchased software and leasehold improvements	1,616
Office equipment
Net assets and liabilities of the Company at October 1, 2018:
Furniture, equipment, purchased software and leasehold improvements	$ 572